Note 8 - Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Convertible Debt, Current	$ 453,298	$ 140,001
Senior Notes, Noncurrent	67,365
Other Notes Payable, Current	$ 28,218